Stock-Based Compensation - Summary of Activity Respect To RSUs (Details) - RSUs [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Granted | shares	673,253
Units, Ending Balance | shares	673,253
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.61
Weighted Average Grant Date Fair Value, Ending balance Outstanding | $ / shares	$ 0.61